ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES (Tables)	12 Months Ended
Dec. 31, 2019
ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES
Schedule of accrued expenses and other current liabilities

	As of December 31,
	2018	2019

Accrued payroll and staff welfare	$12,716	$10,986
Individual income tax withheld	487	473
VAT and other taxes payable	880	2,484
Accrued professional fees	1,971	1,209
Accrued advertising fees	2,950	9,525
Credit card processing charges	441	323
Accrued sales return (2)	1,336	381
Current portion of finance lease liabilities	299	308
Others (1)	1,608	2,953
Total	$22,688	$28,642
(1)	Others mainly include deposits from vendors, current portion of minimum lease and accrued utilities.
(2)	Accrued sales return represents the estimated sales return at the end of each of the respective years. Movements during the respective years are as follows:

Schedule of movements in accrued sales return

	Year ended December 31,
	2018	2019
Balance at January 1	$1,236	$1,336
Allowance for sales return accrued in the year	9,257	3,546
Utilization of accrued sales return allowance	(9,157)	(4,501)
Balance at December 31	$1,336	$381